Issued share capital and other reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency translation
Currency translation, beginning balance	€ 63	€ 100	€ 17
Currency translation	87	(37)	83
Currency translation, ending balance	150	63	100
Cash flow hedges
Cash flow hedges, beginning balance	(3)	10	(4)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(10)	(2)	4
Losses/(gains) reclassified to revenue	28	(44)	32
(Gains)/losses reclassified to cost of revenue	(20)	30	(20)
Deferred tax	0	3	(2)
Cash flow hedges, ending balance	(5)	(3)	10
Share-based compensation
Share-based payments, beginning balance	1,539	1,265	869
Share-based compensation (Note 17)	268	322	385
Income tax impact associated with share-based compensation (Note 8)	359	23	51
Restricted stock units withheld for employee taxes	(137)	(71)	(40)
Share-based payments, ending balance	2,029	1,539	1,265
Other reserves, ending balance	2,707	1,812	1,521
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and Long term investments
Investments, beginning balance	(4)	(18)	(3)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(7)	11	(23)
Losses reclassified to consolidated statement of operations	3	7	4
Deferred tax	1	(4)	4
Investments, ending balance	(7)	(4)	(18)
Reserve of gains and losses from investments in equity instruments
Short term and Long term investments
Investments, beginning balance	224	161	(26)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	415	76	212
Losses on sale of long term investment reclassified to accumulated deficit	0	3	2
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	0	0	(5)
Deferred tax	(86)	(16)	(22)
Investments, ending balance	553	224	161
Reserve of change in fair value of financial liability attributable to change in credit risk of liability
Exchangeable Notes
Exchange notes beginning balance	(7)	3	0
(Losses)/gains on fair value attributable to changes in credit risk	(8)	(14)	4
Deferred tax	2	4	(1)
Exchange notes ending balance	€ (13)	€ (7)	€ 3